Inventory (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Inventory Disclosure [Abstract]
Schedule of inventory Table
	31 October 2019	31 July 2019

Work in progress	$245,750	$208,417
Finished goods	468,162	615,108
Consumables	533,308	566,894

Total	$1,247,220	$1,390,419

	31 July 2019	31 July 2018

Raw materials	$-	$9,705
Work in progress	208,417	151,039
Finished goods	615,108	567,563
Consumables	566,894	225,110

Total	$1,390,419	$953,417